Unaudited Interim Condensed Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 7,092,115	$ 93,711
Prepaid expenses and other current assets (Note 4)	1,149,247	103,000
Total current assets	8,241,362	196,711
Deferred offering costs		946,912
Property and equipment (Note 5)	27,733
Other receivables, net – related party (Note 6)		67,954
Total assets	8,269,095	1,211,577
Current liabilities:
Accounts payable, including related party of $14,547 and $454,315, as of June 30, 2021 and December 31, 2020, respectively	527,203	4,006,473
Interest payable		316,174
Convertible promissory notes – related parties (Note 7)		591,693
Current portion of credit facilities, subordinated – related parties (Note 8)		150,000
Current portion of convertible loan, including related party of $0 and $113,130 as of June 30, 2021 and December 31, 2020, respectively, net of discount of $0 and $37,362 as of June 30, 2021 and December 31, 2020, respectively (Note 9)		463,980
Bridge loan (Note 10)		565,650
Accrued salaries		459,195
Other accrued liabilities, including related party of $63,859 and $40,842 as of June 30, 2021 and December 31, 2020, respectively (Note 11)	665,648	650,753
Total current liabilities	1,192,851	7,203,918
Convertible loans, net of discount of $0 and $4,248 as of June 30, 2021 and December 31, 2020, respectively (Note 9)		32,463
Swiss government loan (Note 12)		281,015
Deferred revenues (Note 13)	2,499,969	2,499,969
Accrued pension liability	327,320	178,269
Total liabilities	4,020,140	10,195,634
Commitments and contingencies (Note 14)
Shareholders’ equity (deficit)
Common shares, CHF 0.02 ($0.02) par value; 17,945,915 authorized; 12,068,325 and 6,960,000 shares issued and outstanding at June 30, 2021 and December 31, 2020, respectively	259,729	145,139
Additional paid-in capital	38,532,118	20,649,882
Accumulated deficit	(34,363,039)	(29,759,697)
Accumulated other comprehensive loss	(179,853)	(19,381)
Total shareholders’ equity (deficit)	4,248,955	(8,984,057)
Total liabilities and shareholders’ equity (deficit)	$ 8,269,095	$ 1,211,577